Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement of comprehensive income [abstract]
Income tax relating to cash flow hedges included in other comprehensive income	$ 0.0	$ 7.8
Income tax relating to remeasurements of defined benefit plans included in other comprehensive income	$ 0.0	$ 0.0